Net Loss or Income per Share (Parenthetical) (Details) - Ordinary Shares - ¥ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Computation Of Basic And Diluted Earnings Per Share [Line Items]
Basic net income/(loss) per share		¥ (0.09)	¥ (0.18)
Diluted net income/(loss) per share		¥ (0.09)	¥ (0.18)
Maximum
Schedule Of Computation Of Basic And Diluted Earnings Per Share [Line Items]
Basic net income/(loss) per share	¥ 0.01
Diluted net income/(loss) per share	¥ 0.01